EATON VANCE INVESTMENT TRUST The Eaton Vance Building 255 State Street Boston, MA 02109 Telephone: (617) 482-8260 Telecopy: (617) 338-8054

CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Investment Trust (the “Registrant”) (1933 Act File No. 33-1121) certifies (a) that the forms of prospectuses and statements of additional information dated August 1, 2007 with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 52 (“Amendment No. 52”) to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 52 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-07-000789) on July 26, 2007:

Eaton Vance California Limited Maturity Municipals Fund
Eaton Vance Florida Limited Maturity Municipals Fund
Eaton Vance Massachusetts Limited Maturity Municipals Fund
Eaton Vance National Limited Maturity Municipals Fund
Eaton Vance New Jersey Limited Maturity Municipals Fund
Eaton Vance New York Limited Maturity Municipals Fund
Eaton Vance Ohio Limited Maturity Municipals Fund
Eaton Vance Pennsylvania Limited Maturity Municipals Fund

EATON VANCE INVESTMENT TRUST
By: /s/ Alan R. Dynner
Alan R. Dynner, Esq.
Secretary

Date: August 1, 2007